TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about variations in the claim reserves by changes in interest rates and mortality tables (Details) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PEN [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 3,896,211	S/ 3,163,166
Amount of reserve after changes in interest rate by 100 positive base points	3,575,717	2,869,164
Amount of reserve after changes in interest rate by 100 negative base points	4,285,955	3,520,992
Amount of reserve after increase in mortality tables by 105 percent	3,872,104	3,141,047
Amount of reserve after decrease in mortality tables by 95 percent	3,922,178	3,186,369
Amount of variation of reserve on changes in interest rate by 100 positive base points	(320,494)	(294,001)
Amount of variation of reserve on changes in interest rate by 100 negative base points	389,743	357,827
Amount of variation of reserve on increase in mortality tables by 105 percent	(24,107)	(22,118)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 25,967	S/ 23,203
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(8.23%)	(9.29%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	10.00%	11.31%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.62%)	(0.70%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.67%	0.73%
US Dollars [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Claim reserve	S/ 614,766	S/ 518,160
Amount of reserve after changes in interest rate by 100 positive base points	568,767	473,054
Amount of reserve after changes in interest rate by 100 negative base points	669,412	571,943
Amount of reserve after increase in mortality tables by 105 percent	609,349	512,875
Amount of reserve after decrease in mortality tables by 95 percent	620,430	523,707
Amount of variation of reserve on changes in interest rate by 100 positive base points	(45,999)	(45,106)
Amount of variation of reserve on changes in interest rate by 100 negative base points	54,646	53,783
Amount of variation of reserve on increase in mortality tables by 105 percent	(5,417)	(5,285)
Amount of variation of reserve on decrease in mortality tables by 95 percent	S/ 5,664	S/ 5,547
Percentage of variantion of reserve on changes in interest rate by 100 positive base points	(7.48%)	(8.70%)
Percentage of variantion of reserve on changes in interest rate by 100 negative base points	8.89%	10.38%
Percentage of variation of reserve on increase in mortality tables by 105 percent	(0.88%)	(1.02%)
Percentage of variation of reserve on decrease in mortality tables by 95 percent	0.92%	1.07%